BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Sep. 30, 2019
Summary of Unaudited Pro Forma Result of Operations	The pro forma results have been prepared for comparative purpose only and do not purport to be indicative of the results of operations which would have resulted had the significant acquisition occurred as of October 1, 2016, nor are they indicative of future operating results.

	Years ended September 30,
	2017	2018
	US$	US$
Pro forma net revenue s	28,494	27,568
Pro forma net income attributable to China Distance Education Holdings Limited	460	14
Pro forma net income per ordinary share-basic	0.12	0.09
Pro forma net income per ordinary share-diluted	0.12	0.09

Jiangsu Zhengbao Asset Financial Advisory Co., Ltd
Summary of Purchase Price Allocation	The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

	US$	Amortization period
Cash	2,526
Other current assets	753
Property, plant and equipment	1,984	25 years
Intangible assets
Customer relationship	545	8 years
Others	90	1-5 years
Goodwill	3,547
Other current liabilities	(1,550)
Deferred tax liabilities	(574)
Noncontrolling interest	(1,262)

Total	6,059

Summary of Unaudited Pro Forma Result of Operations	The pro forma results have been prepared for comparative purpose only and do not purport to be indicative of the results of operations which would have resulted had the significant acquisition occurred as of October 1, 2016, nor are they indicative of future operating results.

	Years ended September 30,
	2017	2018
	US$	US$
Pro forma net revenues	11	2,581
Pro forma net loss attributable to China Distance Education Holdings Limited	(54)	(561)
Pro forma net income per ordinary share-basic	0.11	0.09
Pro forma net income per ordinary share-diluted	0.11	0.09

Beijing Ruida Chengtai Education Technology Co., Ltd. ("Beijing Ruida")
Summary of Purchase Price Allocation	The purchase price was allocated at the date of acquisition as follows:

	US$	Amortization period
Cash	1,639
Other current assets	9,578
Property, plant and equipment	118	5 years
Intangible assets
Supplier c ontracts	25,118	5.5 years
Trademark	2,741	3 years
Courseware	4,478	3.5 years
Software	344	5.3 years
Others	210	2.5-5.5 years
Goodwill	48,931
Other current liabilities	(684)
Deferred tax liabilities	(8,115)
Noncontrolling interest	(41,336)

Total	43,022